BUILDERS FIXED INCOME FUND, INC.
                          Supplement to the Prospectus
                              Dated April 30, 2003



     The following supplements the Prospectus section "Principal Investment Strategies" on page 9:

     Repurchase Agreements. The Fund may enter into repurchase agreements with banks or registered broker-dealers. A repurchase agreement is an arrangement under which the Fund purchases securities and the seller agrees, at the time of sale, to repurchase the securities at a specified time and price. Repurchase agreements provide a means to earn income on funds for periods as short as overnight. In the event that a seller fails to repurchase the securities, the Fund may incur a loss if the proceeds to the Fund from the sale of the securities to a third party are less than the repurchase price. If a seller declares bankruptcy, the Fund might be delayed in selling the collateral for its benefit. Repurchase agreements are considered to be loans by an investment company. The Subadviser monitors the creditworthiness of the financial institutions with which the Fund enters into repurchase agreements.

     Reverse Repurchase Agreements. The Fund also may borrow funds for temporary purposes by entering into reverse repurchase agreements. Under these types of agreements, the Fund will sell portfolio securities to financial institutions, such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will segregate liquid assets with a value of at least 100% of the repurchase price (including accrued interest), and subsequently will monitor the segregated assets to ensure that the required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company. The Fund will not borrow money in excess of 33 1/3% of its total assets (including through reverse repurchase agreements).


     The following supplements the Prospectus section "Management of the Fund - Portfolio Managers" on page 13:

     Timothy R. Warrick, CFA - Portfolio Manager. Tim is a portfolio manager at Principal Global Investors with responsibility for the corporate and U.S. multi-sector portfolios. His prior responsibilities with Principal include portfolio management of multi-sector portfolios, product development and fixed income credit analyst duties. Tim joined the firm in 1990. In 1996, he joined ReliaStar Investment Research, Inc. and was responsible for multiple sectors, including corporate bonds and leveraged bank loans. Tim rejoined the firm in 1998 as a portfolio manager. He received an MBA in finance from Drake University and a bachelor's degree in accounting and economics from Simpson College. Tim holds the Chartered Financial Analyst designation and is a member of the Association for Investment Management and Research (AIMR).

     Tim Warrick joined the Builders Fixed Income team in June 2003 following the departure of Kevin W. Croft from the team.



                        Supplement dated October 7, 2003

                        BUILDERS FIXED INCOME FUND, INC.

              Supplement to the Statement of Additional Information
                              Dated April 30, 2003


The following replaces the section "DESCRIPTION OF THE FUND -Repurchase Agreements" on page 12 in its entirety:

     Repurchase Agreements. A repurchase agreement is an arrangement under which the Fund purchases securities and the seller agrees, at the time of sale, to repurchase the securities at a specified time and price. Repurchase agreements provide a means to earn income on funds for periods as short as overnight. The repurchase price may be higher than the purchase price, the difference being income to the purchaser, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the purchaser together with the repurchase price on repurchase. In either case, the income to the purchaser is unrelated to the interest rate on the securities subject to the repurchase agreement. Repurchase agreements are considered to be loans under the 1940 Act.

     The Fund may enter into repurchase agreements with any bank or registered broker-dealer who, in the opinion of the Board, presents a minimum risk of bankruptcy during the terms of the agreement based upon guidelines which periodically are reviewed by the Board. The Fund typically enters into repurchase agreements as a short-term investment of its idle cash in order to earn income. In the event that a seller fails to repurchase the securities, the Fund may incur a loss if the proceeds to the Fund from the sale of the securities to a third party are less than the repurchase price. If a seller declares bankruptcy, the Fund might be delayed, and incur costs, in selling the collateral for its benefit. Repurchase agreements are considered to be loans by an investment company. The Subadviser monitors the creditworthiness of the financial institutions with which the Fund enters into repurchase agreements.


The following replaces the section "DESCRIPTION OF THE FUND - Reverse Repurchase Agreements" on page 12 in its entirety:


     Reverse Repurchase Agreements. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. Under these types of agreements, the Fund will sell portfolio securities to financial institutions, such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will segregate liquid assets with a value of at least 100% of the repurchase price (including accrued interest), and subsequently will monitor the segregated assets to ensure that the required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company. The Fund will not borrow money in excess of 33 1/3% of its total assets (including through reverse repurchase agreements).


The following replaces the first non-fundamental investment limitation in the section "FUND POLICIES" on page 17:

     1.   The Fund may not engage in the writing of call options.


The  following   supplements  the  section  "MANAGEMENT  OF  THE  FUND-Board  of
Directors" on page 18:

     Douglas J. McCarron resigned as an interested director of the Fund effective July 22, 2003. Leonard R. Terbrock retired as an independent director of the Fund effective August 26, 2003.

     Bobby J. Yeggy has been elected as an independent director of the Fund effective August 20, 2003. Mr. Yeggy will serve on the Audit Committee and the Code of Ethics Committee of the Board of Directors. He does not directly or indirectly own any shares of the Fund. His past business experience and current board positions are set forth in the chart below.

                                        Independent Directors
----------------------- -------------- ----------- -------------------------- ------------ -------------------
                                                                              # of
                                                                              Portfolios
                                       Term of                                in Fund
                        Position(s)    Office and  Principal                  Complex
                        Held with      Length of   Occupation(s)              Overseen by  Other Directorships
 Name, Address and Age  the Company    Time Served During Past Five Years     Director     Held by Director
----------------------- -------------- ----------- -------------------------- ------------ -------------------
Bobby J. Yeggy (56)     Independent    Life Term   Vice-President, Midwestern       1      Midwestern District
6910 N. Main St.        Director                   District United                         General Executive
Unit 9                                             Brotherhood of Carpenters               Board, United
Granger, IN 46530                                  2001-present; Director of               Brotherhood of
                                                   Organizing Resources,                   Carpenters
                                                   United Brotherhood of
                                                   Carpenters 1996-2001; and
                                                   Secretary/Treasurer,
                                                   Northeast Indiana District
                                                   Council of Carpenters
                                                   1991-1996
----------------------- -------------- ----------- -------------------------- ------------- ------------------


                        Supplement dated October 7, 2003